Share-Based Compensation - Summary of The Restricted Share Units Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted	$ 15.4350	$ 9.0331
Granted	18.6180	22.7642
Forfeited	17.9943	14.8129
Vested	13.6528	7.1600
Ending ,Weighted	17.1506	$ 15.4350
Expected to vest Weighted	$ 17.0442
Beginning, RSU	6,279,848	4,107,185
Granted	3,144,152	2,908,370
Forfeited	(603,929)	(270,707)
Vested	(2,175,765)	(465,000)
Ending, RSU	6,644,306	6,279,848
Expected to vest RSU	6,262,829